General and Administrative	6 Months Ended
Jun. 30, 2021
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General and Administrative
7.	General and Administrative

		Three Months Ended June 30		Six Months Ended June 30

(in thousands)	Note	2021	2020	2021	2020

Salaries and benefits
Salaries and benefits, excluding PSUs		$4,634	$4,095	$9,343	$8,230
PSUs 1	19.1	6,672	10,097	6,977	13,374
Total salaries and benefits		$11,306	$14,192	$16,320	$21,604
Depreciation		467	478	942	989
Donations		1,487	2,293	1,997	2,634
Professional fees		937	936	2,554	1,339
Other		2,961	2,595	5,990	5,607
General and administrative before equity settled stock based compensation		$17,158	$20,494	$27,803	$32,173
Equity settled stock based compensation 2
Stock options	18.2	$514	$506	$1,030	$1,153
RSUs	18.3	793	799	1,602	1,655
Total equity settled stock based compensation		$1,307	$1,305	$2,632	$2,808

Total general and administrative		$18,465	$21,799	$30,435	$34,981
1)
The PSU accrual related to the anticipated fair value of the PSUs issued uses a weighted average performance factor of 179% during the three and six months ended June 30, 2021 as compared to 184% during the comparable period of 2020.

2)	Equity settled stock based compensation is a non-cash expense.